VARIABLE INTEREST ENTITY ('VIE') (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 21,704,144	$ 50,692,085
Property and equipment, net	4,149,145	4,255,366
Total assets	36,511,577	75,691,260
Total liabilities	(18,861,371)	(16,741,552)
Current liabilities:
Short-term loans - banks	860,915	4,623,540
Current maturities of long-term loans third party		14,117
Accounts payable	959,198	211,566
Other payables and accrued liabilities	11,389,737	1,746,260
Operating lease liability - current	97,054	242,046
Customer deposits	1,500,677
Taxes payable	2,265,919	1,854,745
Total current liabilities	18,281,724	16,235,797
Operating lease liabilities	62,057
Gross profit	6,482,924	13,420,020	$ 16,302,329
Net (Loss) income from continuing operation	(61,548,565)	8,047,864	9,073,954
Net income from discontinued operation		233,153
Net income attributable to VIE’s	(60,054,620)	8,281,017	9,073,954
Variable Interest Entity [Member]
Current assets	6,702,528	46,208,525
Property and equipment, net	211,924	112,745
Other non-current assets	10,672,824	20,557,626
Asset related to discontinued operation		2,348,621
Total assets	17,587,276	69,227,517
Total liabilities	(10,825,262)	(12,733,930)
Net assets	6,762,014	56,493,587
Current liabilities:
Short-term loans - banks	860,915	1,624,547
Current maturities of long-term loans third party		14,117
Accounts payable	959,198	211,566
Other payables and accrued liabilities	3,328,862	1,480,127
Other payables related party	211,271	22,529
Operating lease liability - current	97,052	242,046
Customer deposits	1,500,677
Taxes payable	3,287,640	6,574,326
Liabilities related to discontinued operation		2,058,917
Total current liabilities	10,245,615	12,228,175
Operating lease liabilities	62,057
Long-term loans - third party	517,590	505,755
Total liabilities	10,825,262	12,733,930
Revenues	15,155,074	24,599,923	23,834,129
Gross profit	(6,482,924)	13,420,020	16,302,329
(Loss) Income from operations	(55,966,045)	11,511,579	11,153,956
Net (Loss) income from continuing operation	(55,453,545)	9,548,866	10,747,395
Net income from discontinued operation	833,876	233,153
Non-controlling interest from continuing operation	(2,918,680)
Non-controlling interest from discontinued operation		111,404
Net income attributable to VIE’s	$ (51,700,989)	$ 9,670,615	$ 10,747,395